Average Annual Total Returns{- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-05 - Fidelity® Value Discovery Fund	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	24.09%	7.13%	11.21%	23.19%	6.43%	10.71%	14.84%	5.49%	9.24%	26.26%	8.20%	11.71%